Share Capital and Warrants (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	September 30, 2025		December 31, 2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,825,038	15,659	1,871,868	16,031
Issued Under Stock Option Plans	1,090	15	5,049	68
Purchase of Common Shares Under NCIB	(60,537)	(519)	(55,861)	(479)
Issued Upon Exercise of Warrants	738	7	3,982	39
Outstanding, End of Period	1,766,329	15,162	1,825,038	15,659
The Trust, through an independent trustee, acquires Cenovus’s common shares on the open market, which are held to satisfy the Company’s obligations under certain stock-based compensation plans.

	September 30, 2025		December 31, 2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	2,000	43	—	—
Purchased Under Employee Benefit Plan	4,600	94	2,000	43
Distributed Under Employee Benefit Plan	(3,822)	(82)	—	—
Outstanding, End of Period	2,778	55	2,000	43
Issued and Outstanding – Preferred Shares

	September 30, 2025		December 31, 2024
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	26,000	356	36,000	519
Preferred Shares Redeemed	(14,000)	(243)	(10,000)	(163)
Outstanding, End of Period	12,000	113	26,000	356
On March 31, 2025, and June 30, 2025, Cenovus exercised its right to redeem all 8.0 million of the Company’s series 5 preferred shares and 6.0 million of the Company’s series 7 preferred shares, respectively. The preferred shares were redeemed at a price of $25.00 per share, for a total of $350 million. Paid in surplus was reduced by $107 million, representing the excess of the purchase price of the preferred shares over their carrying value.

As at September 30, 2025	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	4.39	1,260
(1) The floating-rate dividend was 5.21 percent from December 31, 2024, to March 30, 2025, 4.57 percent from March 31, 2025, to June 29, 2025, and 4.37 percent from June 30, 2025 to September 29, 2025.
Issued and Outstanding – Warrants

	September 30, 2025		December 31, 2024
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	3,643	12	7,625	25
Exercised	(738)	(2)	(3,982)	(13)
Outstanding, End of Period	2,905	10	3,643	12